Related Party Balances and Transactions (Details) - Schedule of others payable to related parties		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of others payable to related parties [Line Items]
Others payable to related parties		¥ 2,477,658	$ 355,750	¥ 1,881,145
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of others payable to related parties [Line Items]
Relationship		100% controlled by Xiaohua Jia
Nature	[1]	Paid on behalf of the Group (a)
Others payable to related parties		¥ 1,371,882	196,979	1,370,270
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of others payable to related parties [Line Items]
Relationship		Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Nature	[2]	Paid on behalf of the Group (b)
Others payable to related parties		¥ 663,976	95,336	510,875
Shenzhen Feijia Supply Chain Management Co., Ltd (“Feijia”) [Member]
Related Party Balances and Transactions (Details) - Schedule of others payable to related parties [Line Items]
Relationship		45% shares owned by Yuncang's 48% interest minor shareholder
Nature	[3]	Purchase of equipment (c)
Others payable to related parties		¥ 441,800	$ 63,435

[1]	For the year ended December 31, 2020, Winpass paid on behalf of Jayud in a total amount of RMB4,092,436 and collected a total amount of RMB1,040,074. For the year ended December 31, 2021, Winpass paid on behalf of Jayud in a total amount of RMB16,467,687 and collected a total amount of RMB18,601,890. For the year ended December 31, 2022, Winpass paid on behalf of Jayud in a total amount of RMB4,608,483 (US$661,701) and collected a total amount of RMB4,606,871 (US$661,470).
[2]	For the years ended December 31, 2020, 2021 and 2022, Cargo Link paid on behalf of Jayud in a total amount of RMB11,480, RMB364,588 and RMB153,101 (US$21,983), respectively.
[3]	For the year ended December 31, 2022, Jayud purchased warehouse equipment from Feijia in a total amount of RMB441,800 (US$63,435).